Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 005 - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	41-0793183
Plan number	005
Plan's interest in Medtronic, Inc. Master Trust Fund	$ 15,592,708
Notes receivable from participants	90,583
Total	$ 15,683,291
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.25%	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%	9.50%